Exhibit 99.1

Deloitte & Touche LLP Suite 301 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 www.deloitte.com

Switch Inc.
7135 South Decatur Boulevard
Las Vegas, Nevada 89118

Independent Accountants’ Report
on Applying Agreed-Upon Procedures

We have performed the procedures described below, related to certain information with respect to a portfolio of data center service contracts in connection with the proposed offering of Switch ABS Issuer, LLC & Switch ABS Co-Issuer, LLC Secured Data Center Revenue Term Notes, Series 2024-2. Switch Inc. (the “Company”) is responsible for the information provided to us, including the information set forth in the Statistical Data File (as defined herein).

The Company has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information set forth on the Statistical Data File. Additionally, Morgan Stanley & Co. LLC (“Morgan Stanley”) RBC Capital Markets, LLC, TD Securities (USA) LLC and MUFG Securities Americas Inc. (collectively with the Company, the “Specified Parties”) has agreed to the procedures and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.  The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes.  Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Agreed-Upon Procedures

On April 23, 2024, representatives of Morgan Stanley, on behalf of the Company, provided us with a computer-generated data file and related record layout containing data, as represented to us by the Company, as of February 29, 2024, with respect to 2,119 data center service contracts (the “Statistical Data File”).

At the instruction of the Company, we randomly selected (i) one data center service contract from each of the 25 organizations with the highest “total monthly recurring charges” and a “facility” of “ATL.01” as set forth on or derived from the Statistical Data File (the “Top 25 ATL Sample Contracts”); (ii) one data center service contract from each of the 25 organizations with the highest “total monthly recurring charges” and a “facility” of “LAS.08” as set forth on or derived from the Statistical Data File (the “Top 25 LAS Sample Contracts”) and (iii) an additional 50 data center service contracts from the remaining data center service contracts set forth on the Statistical Data File (the “50 Random Sample Contracts”).  The Top 25 ATL Sample Contracts, Top 25 LAS Sample Contracts and 50 Random Sample Contracts are collectively and hereinafter referred to as the “Sample Contracts.”

For each of the Sample Contracts, we performed comparisons of the characteristics (the “Characteristics”) set forth on the Statistical Data File and indicated below.

Member of Deloitte Touche Tohmatsu Limited

Characteristics
1.	Billing ID (for informational purposes only)	6.	Facility
2.	Customer name	7.	Contract start date
3.	Total monthly recurring charges	8.	Contract end date*
4.	Initial term (months)	9.	LTM usage-based revenue
5.	Maximum annual uplift %
*For Sample Contracts not with a remaining term of “MTM” or “0” as set forth on the Statistical Data File only.

We compared Characteristics 2. through 8. to the corresponding information set forth on or derived from the colocation facilities agreement, lease agreement, service order or invoice (collectively, the “Service Order”).

We compared Characteristic 9. To the corresponding information set forth on or derived from queries from the Company’s asset management system (collectively, the “Asset Management System Query”).

For purposes of our procedures and at your instruction:

•	with respect to our comparison of Characteristic 4., differences of one month are deemed to be “in agreement;”

•
with respect to our comparison of Characteristic 5., for those Sample Contracts that did not indicate a maximum annual uplift % on the Service Order, we were instructed by the Company to observe a maximum uplift % of 10% on the Statistical Data File for such Sample Contracts;

•
with respect to our comparison of Characteristic 6., a facility of “AUS.02” (as set forth on the Statistical Data File) is deemed to be “in agreement” with a location of “TX1” (as set forth on the Service Order); and

•	with respect to our comparison of Characteristics 7. and 8., differences of 30 days or less are deemed to be “in agreement.”

The data center service contract documents described above and any other related documents used in support of the Characteristics were provided to us by representatives of the Company and are collectively referred to hereinafter as the “Contract Documentation.”  We were not requested to perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Contract Documentation and we make no representations concerning the accuracy or completeness of any of the information contained therein.  In certain instances, our procedures were performed using data imaged facsimiles or photocopies of the Contract Documentation.  In addition, we make no representations as to whether the Contract Documentation are comprehensive or valid instruments or reflect the current prevailing terms with respect to the corresponding Sample Contracts.

Agreed-Upon Procedures’ Findings

The results of the foregoing procedures indicated that the Characteristics were found to be in agreement with the above-mentioned Contract Documentation, except as indicated in Appendix A.  Supplemental information is contained in Appendix B.

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We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the data center service contracts or underlying documentation underlying the Statistical Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence or ownership of the data center service contracts or (iii) reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above.  We have no responsibility to update this report for events or circumstances that occur subsequent to the date of this report.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the Statistical Data File.  Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA.  Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

May 21, 2024

Appendix A to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated May 21, 2024.

In applying our agreed-upon procedures as outlined above, we observed the following:

Exception Description Number	Exception Description

1	Seventeen differences for initial term.
2	One difference for maximum uplift %
2	Forty-one differences for contract start date.
3	Nine differences for contract end date.

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix B to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated May 21, 2024

Supplemental Information Related to the Findings Set Forth on Appendix A

Exception Description Number	Sample Contract number	Characteristic	Characteristic set forth on the Statistical Data File	Characteristic set forth on or derived from the Service Order

1	ATL.01.111613	Initial term	25 months	36 months
1	ATL.01.62983	Initial term	45 months	48 months
1	AUS.02.109017	Initial term	131 months	36 months
1	AUS.02.109144	Initial term	82 months	24 months
1	AUS.02.109429	Initial term	53 months	54 months
1	AUS.02.110113	Initial term	47 months	12 months
1	AUS.02.110243	Initial term	35 months	36 months
1	AUS.02.110306	Initial term	72 months	36 months
1	AUS.02.110532	Initial term	108 months	24 months
1	AUS.02.110694	Initial term	106 months	12 months
1	AUS.02.111413	Initial term	84 months	12 months
1	AUS.02.111487	Initial term	72 months	36 months
1	AUS.02.111513	Initial term	73 months	24 months
1	AUS.03.110579	Initial term	72 months	24 months
1	AUS.03.110662	Initial term	17 months	12 months
1	LAS.08.111926	Initial term	1 month	36 months
1	LAS.08.65753	Initial term	29 months	36 months
2	AUS.02.111513	Maximum annual uplift %	0.00%	3.00%
3	ATL.01.105298	Contract start date	8/3/2021	7/1/2022
3	ATL.01.111613	Contract start date	7/13/2022	6/18/2021
3	ATL.01.112505	Contract start date	8/3/2021	2/20/2023
3	ATL.01.115817	Contract start date	10/17/2022	6/5/2023
3	ATL.01.115916	Contract start date	3/28/2023	6/9/2023
3	ATL.01.119582	Contract start date	7/28/2023	9/26/2023
3	ATL.01.62983	Contract start date	8/1/2020	5/1/2020
3	ATL.01.76200	Contract start date	9/10/2020	10/16/2020
3	ATL.01.89829	Contract start date	9/10/2020	1/4/2021
3	AUS.02.109017	Contract start date	1/30/2013	12/14/2023
3	AUS.02.109144	Contract start date	10/26/2016	8/12/2021
3	AUS.02.109429	Contract start date	12/1/2021	6/23/2022
3	AUS.02.110113	Contract start date	10/1/2019	9/14/2022
3	AUS.02.110306	Contract start date	11/10/2017	11/1/2023
3	AUS.02.110532	Contract start date	11/25/2014	11/23/2023
3	AUS.02.110694	Contract start date	7/8/2014	4/24/2023
3	AUS.02.111413	Contract start date	8/30/2016	8/31/2023
3	AUS.02.111487	Contract start date	6/20/2019	6/6/2022
3	AUS.02.111513	Contract start date	7/18/2016	8/1/2022
3	AUS.02.123096	Contract start date	7/13/2017	11/1/2023
3	AUS.03.110579	Contract start date	3/15/2018	3/23/2022
3	AUS.03.110662	Contract start date	1/26/2022	6/28/2022
3	LAS.05.112494	Contract start date	9/1/2020	2/20/2023
3	LAS.08.111126	Contract start date	3/1/2021	5/1/2021

Exception Description Number	Sample Contract number	Characteristic	Characteristic set forth on the Statistical Data File	Characteristic set forth on or derived from the Service Order

3	LAS.08.111744	Contract start date	9/1/2020	12/14/2022
3	LAS.08.111848	Contract start date	8/1/2020	12/20/2022
3	LAS.08.111926	Contract start date	9/1/2020	2/1/2021
3	LAS.08.113008	Contract start date	2/1/2020	4/21/2023
3	LAS.08.114146	Contract start date	7/1/2020	5/16/2023
3	LAS.08.57232	Contract start date	7/1/2020	12/18/2019
3	LAS.08.60786	Contract start date	7/1/2020	9/8/2015
3	LAS.08.65753	Contract start date	9/1/2020	1/29/2020
3	LAS.08.66638	Contract start date	9/1/2020	8/4/2015
3	LAS.08.82235	Contract start date	8/1/2020	12/2/2020
3	LAS.08.84937	Contract start date	1/1/2021	5/1/2019
3	LAS.08.91106	Contract start date	8/1/2020	4/1/2021
3	LAS.08.91125	Contract start date	5/1/2020	4/1/2021
3	LAS.08.92091	Contract start date	7/1/2020	4/1/2021
3	LAS.08.94751	Contract start date	8/1/2020	6/11/2021
3	LAS.08.95776	Contract start date	7/1/2020	8/13/2021
3	LAS.08.95904	Contract start date	7/1/2020	8/16/2021
3	LAS.08.99604	Contract start date	7/1/2020	5/19/2023
4	ATL.01.111613	Contract end date	8/12/2024	6/17/2024
4	AUS.02.109429	Contract end date	4/30/2026	12/1/2026
4	AUS.02.110304	Contract end date	1/31/2025	1/17/2022
4	AUS.02.110306	Contract end date	11/9/2023	10/31/2026
4	AUS.02.110532	Contract end date	11/24/2023	11/24/2026
4	AUS.02.110694	Contract end date	5/7/2023	4/24/2024
4	AUS.02.111413	Contract end date	8/29/2023	8/30/2024
4	LAS.08.111126	Contract end date	2/28/2026	4/30/2026

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.